Taxes (Tables)	12 Months Ended
Sep. 30, 2024
Taxes [Abstract]
Schedule of Components of the Income Tax Provision	The components of the income tax provision are as follows:
	For the year ended September 30,
	2024	2023	2022

Current income tax	$18,617	$136,838	$354,529
Deferred income tax	-	-	-
Total provision for income taxes	$18,617	$136,838	$354,529

Schedule of PRC Statutory Rates to the Company’s Effective Tax Rate	The following table reconciles PRC statutory rates to the Company’s effective tax rate:
	For the year ended September 30,
	2024	2023	2022
Benefit expense computed based on PRC statutory rate	$(987,559)	$(1,410,804)	$(440,955)
Tax effect of different tax rates in other jurisdictions	116,027	601,772	8,384
Impact of preferential tax	585,436	-	-
Impact of tax rate change	792,201	-	-
Tax effect of unrecognized loss	206,296	632,545	352,703
Change in valuation allowance	(704,433)	228,862	409,099
Non-deductible items and others*	10,649	84,463	25,298
Income tax expense	$18,617	$136,838	$354,529

*	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.

Schedule of Deferred Tax Assets and Liabilities	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	September 30, 2024	September 30, 2023
Deferred tax assets:
Net operating loss carry-forward	$287,050	$974,439
Allowance for credit losses	-	3,366
Allowance for inventory reserves	6,372	-
Valuation allowance	(293,422)	(977,805)
Total deferred tax assets	$-	$-

Schedule of Deferred Tax Assets Valuation Allowance Movement	The following table summarizes deferred tax assets valuation allowance movement:
	September 30, 2024	September 30, 2023

Beginning balance	$977,805	$775,966
Change to tax expense in current year	(704,433)	228,862
Foreign currency translation adjustments	20,050	(27,023)
Ending balance	$293,422	$977,805

Schedule of Taxes Payable

Taxes payable consist of the following:

	September 30, 2024	September 30, 2023

Income tax payable	$2,756,930	$2,639,258
Value-added tax payable	1,304,826	1,098,163
Other taxes payable	161,782	140,289
Total taxes payable	$4,223,538	$3,877,710

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended September 30, 2024, 2023 and 2022 is as follows:

	For the year ended September 30,
	2024	2023	2022
Balance at beginning of year	$2,639,258	$2,573,830	$2,475,474
Increase related to current year tax positions	12,632	134,275	293,960
Settlement	-	-	-
Foreign exchange translation effect	105,040	(68,847)	(195,604)
Balance at end of year	$2,756,930	$2,639,258	$2,573,830